Earnings Per Share	12 Months Ended
Feb. 28, 2026
NET LOSS PER SHARE
Earnings Per Share

 Note 12 – Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share:

	For the years ended
	February 28, 2026	February 28, 2025
Numerator – basic and diluted
Net Loss	$(7,041,333)	$(5,109,342)
Denominator
Weighted average number of common shares outstanding —basic	59,597,091	55,613,386
Weighted average number of common shares outstanding —diluted	59,597,091	55,613,386
Loss per common share — basic	$(0.12)	$(0.09)
Loss per common share — diluted	$(0.12)	$(0.09)